Consumptive Biological Assets - Schedule of Consumptive Biological Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consumptive Biological Assets [Abstract]
Consumptive biological assets	$ 304,971	$ 195,359